Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments	$ 16,198	$ 12,954
Long-term debt, gross	0	324,506
Equity income (loss)	$ 244	(14,107)	$ 5,100
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel	1
Investment in and advances to equity accounted investments	$ 16,200	13,000
Long-term debt, gross	24,400	28,100
Equity income (loss)	$ 200	(14,100)	$ 5,100
Percentage Of Exposure To Loan Guarantee	50.00%
Ownership percentage	50.00%
Equity method investment, other than temporary impairment		$ 11,600